GOVERNMENTAL SUPPORT	6 Months Ended
Jun. 30, 2022
Governmental Support [Abstract]
GOVERNMENTAL SUPPORT
NOTE 13 – GOVERNMENTAL SUPPORT

During the years 2022 and 2021, governments in some of the countries in which we operate have announced the implementation of government assistance measures, which mitigated the impact of the COVID-19 outbreak on our results and liquidity. In the United States of America, the government has approved a payroll support of $0, and $15,918, respectively to the American subsidiary of the Company. Out of those amounts, the American subsidiary recognized amounts of $0 and $11,539 as reduction of labor expenses for the periods ended June 30, 2022, and June 30, 2021, respectively. During the periods ended June 30, 2022 and December 31, 2021, the Dutch government has provided financial assistance of €4,556 and €18,135 ($4,746 and $22,608 as of June 30, 2022 and December 31, 2021), respectively. Out of those amounts, the Dutch subsidiaries recognized amounts of €4,556 and €8,979 ($4,746 and $10,595 as of June 30, 2022 and June 30, 2021) as reduction of labor expenses, respectively. In Germany, the employees are eligible for payroll support up to 60% of the employee’s payroll (on individual basis) in case the employees meet the support plan requirements. The Company pays to its German employees their full salary and the Company is being reimbursed by the German government for the payroll support amount. The Company applied for this support starting from April 2020 to June 2021. In addition, the German government reimburse employers for salary costs regarding employees that are in quarantine.

In the Netherlands wage tax, social security and VAT payments for the period March 2020 until September 2021 were postponed and will have to be paid in 60 installments, starting October 2022. As of June 30, 2022, and December 31, 2021, the Company accumulated debt of €33,456 and €33,456 ($34,794 and $38,018 as of June 30, 2022 and December 31, 2021), respectively, to the Dutch tax authorities for those postponed payments.